UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar or Quarter Ended:	December 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:	        Earl M. Foster Associates
Address:	7241 S.W. 168 Street
		Suite C
		Miami, FL  33157

Form 13F File Number:	28-12428

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Earl M. Foster
Title:		President
Phone:		305-232-4000
Signature, Place and Date of Signing:
Earl M. Foster, Miami, FL, 2/12/07

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this Reporting manger are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this Report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the Holdings for this reporting manager are reported in this Report and a portion are reported by other reporting
Manager(s).)

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: 75,375 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

FORM 13F NAME OF REPORTING MGR - EARL M. FOSTER ASSOCIATES


COL. 1                              COL. 2          COL. 3      COL. 4     COL. 5                    COL. 6   COL. 7 COL.8
NAME OF ISSUER                      CLASS            CUSIP     MKT.VALUE   SHARES    SH/PRN  PUT/CALLINVSTMT OTHER   AUTH.
                                                               (x$1,000)                             DSCRETN MGRS.

AT&T INC.                    com                    00206r102  2,980      71,697                     sole            sole
BANK OF AMERICA              com                    060505104  1,876      45,466                     sole            sole
BLDRS INDEX FDS TR           emer mk 50 adr         09348R300  2,563      46,560                     sole            sole
CARNIVAL CORP CL A           paired ctf              143658300 1,382      31,055                     sole            sole
CHEVRON TEXACO               com                     166764100 3,280      35,149                     sole            sole
CISCO SYSTEMS, INC.          com                    17275R102  1,880      69,465                     sole            sole
CITIGROUP                    com                     172967101   695      23,621                     sole            sole
COGNIZANT TECHNOLOGY         cl a                    192446102 1,320      38,885                     sole            sole
COLGATE PALMOLIVE            com                     194162103   456       5,850                     sole            sole
CVS CAREMARK CORP.           com                     126650100 2,072      52,126                     sole            sole
DUKE REALTY CORP             com new                 264411505   815      31,260                     sole            sole
EXXON MOBIL                  com                    30231g102    861       9,193                     sole            sole
FORD MOTOR                   com                     345370860   119      17,650                     sole            sole
FRANKLIN STREET PROP         com                    35471R106    517      34,950                     sole            sole
GENERAL ELECTRIC             com                     369604103 3,802     102,571                     sole            sole
GENERAL MTRS CORP            com                     370442105   252      10,140                     sole            sole
GLOBAL PMTS INC.             com                    37940x102    725      15,575                     sole            sole
GOLDMAN SACHS GROUP          com                    38141G104    252       1,172                     sole            sole
HOSPITALITY PPTY TR          com sh ben int         44106M102    295       9,170                     sole            sole
INFOSYS TECHNOLOGIES LTD     sponsored adr           456788108 1,285      28,325                     sole            sole
IBM CORP                     com                     459200101 2,531      23,411                     sole            sole
INTEL CORP                   com                     458140100   224       8,391                     sole            sole
ISHARES TRUST                s&p500 grw              464287309   463       6,629                     sole            sole
ISHARES TRUST                msci emerg mkt          464287234   272       1,810                     sole            sole
ISHARES TRUST                msci grw idx            464288885   321       4,135                     sole            sole
ISHARES TRUST                msci val idx            464288877   455       6,320                     sole            sole
ISHARES TRUST                7-10yr trs bd           464287440   211       2,425                     sole            sole
ISHARES TRUST                lrge grw idx            464287119   586       8,205                     sole            sole
JOHN HANCOCK INVS TR         com                     410142103   456      26,840                     sole            sole
JOHN HANCOCK PAT PREM        com sh ben int         41013T105    483      48,404                     sole            sole
JOHNSON & JOHNSON            com                     478160104 2,521      37,801                     sole            sole
LADENBURG THALMANN FIN       com                    50575Q102     58      27,250                     sole            sole
LOWE'S CO.                   com                     548661107 1,060      46,866                     sole            sole
MEDTRONIC INC                com                     585055106 2,529      50,310                     sole            sole
MICROSOFT CORP.              com                     594918104 2,309      64,861                     sole            sole
3M CO                        com                    88579Y101  1,193      14,153                     sole            sole
NOVARTIS AG ADR              sponsored adr          66987V109  2,406      44,295                     sole            sole
ORACLE CORP.                 com                    68389X105  1,581      70,017                     sole            sole
PEPSICO INC                  com                     713448108 2,472      32,573                     sole            sole
POWERSHARES ETF TR           energy sec por         73935X385  2,346      64,890                     sole            sole
POWERSHARES ETF TR           dyn lrg cp grw         73935X609    515      27,493                     sole            sole
PROCTER & GAMBLE CO          com                     742718109 2,800      38,142                     sole            sole
PUTNAM PREMIER INC TRUST     sh ben int              746853100   236      38,042                     sole            sole
PUTNAM PREMIER INC TRUST     sh ben int             81369Y209    497      14,065                     sole            sole
SELECT SECTOR SPDR TR        sbi int-tech           81369y803  4,996     187,408                     sole            sole
STAPLES INC                  com                     855030102 2,371     102,765                     sole            sole
TARGET                       com                    87612E106    992      19,832                     sole            sole
WACHOVIA CORPORATION         com                     929903102 1,474      38,757                     sole            sole
WAL-MART STORES              com                     931142103 2,687      56,540                     sole            sole
WELLPOINT INC                com                    94973v107  3,102      35,355                     sole            sole
WELLS FARGO & CO.            com                     949746101 1,969      65,210                     sole            sole
ZIMMER HOLDINGS, INC.        com                    98956p102  1,831      27,675                     sole            sole